American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Convertible Securities ETF (QCON)
May 28, 2021

American Century Quality Convertible Securities ETF - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CONVERTIBLE BONDS — 72.7%
Airlines — 1.4%
Southwest Airlines Co., 1.25%, 5/1/25	125,000	213,438
Auto Components — 0.6%
Patrick Industries, Inc., 1.00%, 2/1/23	82,000	97,119
Automobiles — 1.6%
Tesla, Inc., 2.00%, 5/15/24	25,000	251,313
Biotechnology — 0.6%
Halozyme Therapeutics, Inc., 0.25%, 3/1/27(1)	100,000	89,625
Capital Markets — 0.5%
Colony Capital Operating Co. LLC, 5.75%, 7/15/25(1)	25,000	77,595
Communications Equipment — 1.1%
Lumentum Holdings, Inc., 0.50%, 12/15/26	69,000	74,434
Viavi Solutions, Inc., 1.00%, 3/1/24	69,000	97,419
		171,853
Electronic Equipment, Instruments and Components — 0.8%
Insight Enterprises, Inc., 0.75%, 2/15/25	36,000	56,898
Vishay Intertechnology, Inc., 2.25%, 6/15/25	71,000	76,992
		133,890
Entertainment — 0.8%
Zynga, Inc., 0.25%, 6/1/24	85,000	120,063
Equity Real Estate Investment Trusts (REITs) — 0.4%
IIP Operating Partnership LP, 3.75%, 2/21/24(1)	24,000	66,194
Health Care Equipment and Supplies — 6.1%
CONMED Corp., 2.625%, 2/1/24	100,000	162,375
DexCom, Inc., 0.75%, 12/1/23	23,000	51,836
Dexcom, Inc., 0.25%, 11/15/25	146,000	143,901
Envista Holdings Corp., 2.375%, 6/1/25(1)	100,000	216,130
Insulet Corp., 0.375%, 9/1/26	132,000	177,788
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	100,000	111,810
NuVasive, Inc., 1.00%, 6/1/23(1)	100,000	104,750
		968,590
Health Care Providers and Services — 0.6%
Anthem, Inc., 2.75%, 10/15/42	17,000	94,690
Health Care Technology — 1.0%
Omnicell, Inc., 0.25%, 9/15/25(1)	100,000	150,950
Hotels, Restaurants and Leisure — 3.6%
Airbnb, Inc., 0.00%, 3/15/26(1)(2)	100,000	93,450
Booking Holdings, Inc., 0.90%, 9/15/21	132,000	153,648
Booking Holdings, Inc., 0.75%, 5/1/25	117,000	172,633
Royal Caribbean Cruises Ltd., 4.25%, 6/15/23(1)	100,000	146,300
		566,031
Interactive Media and Services — 4.1%
Snap, Inc., 0.25%, 5/1/25	24,000	69,135
Snap, Inc., 0.75%, 8/1/26	88,000	243,595
Twitter, Inc., 0.25%, 6/15/24	123,000	154,291
Zillow Group, Inc., 2.75%, 5/15/25	98,000	186,261
		653,282
Internet and Direct Marketing Retail — 5.6%
Etsy, Inc., 0.125%, 10/1/26	69,000	136,551

Etsy, Inc., 0.125%, 9/1/27(1)	98,000	113,974
Match Group Financeco 2, Inc., 0.875%, 6/15/26(1)	73,000	126,199
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	80,000	147,350
Wayfair, Inc., 0.625%, 10/1/25(1)	163,000	172,474
Wayfair, Inc., 1.00%, 8/15/26	89,000	191,573
		888,121
IT Services — 3.3%
Akamai Technologies, Inc., 0.375%, 9/1/27	176,000	202,576
Repay Holdings Corp., 0.00%, 2/1/26(1)(2)	59,000	57,267
Square, Inc., 0.125%, 3/1/25	76,000	144,922
Square, Inc., 0.25%, 11/1/27(1)	96,000	108,420
		513,185
Leisure Products — 0.5%
Callaway Golf Co., 2.75%, 5/1/26	33,000	72,703
Life Sciences Tools and Services — 1.9%
Illumina, Inc., 0.00%, 8/15/23(2)	190,000	228,237
Repligen Corp., 0.375%, 7/15/24	47,000	78,373
		306,610
Machinery — 2.0%
Meritor, Inc., 3.25%, 10/15/37	104,000	113,422
Middleby Corp. (The), 1.00%, 9/1/25(1)	150,000	209,175
		322,597
Media — 3.0%
Cable One, Inc., 1.125%, 3/15/28(1)	100,000	99,555
Liberty Broadband Corp., 1.25%, 9/30/50(1)	147,000	148,102
Liberty Broadband Corp., 2.75%, 9/30/50(1)	118,000	124,180
Liberty Media Corp., 2.75%, 12/1/49(1)	100,000	103,450
		475,287
Mortgage Real Estate Investment Trusts (REITs) — 2.3%
Apollo Commercial Real Estate Finance, Inc., 4.75%, 8/23/22	59,000	60,257
Apollo Commercial Real Estate Finance, Inc., 5.375%, 10/15/23	91,000	91,853
Blackstone Mortgage Trust, Inc., 4.75%, 3/15/23	100,000	103,690
PennyMac Corp., 5.50%, 3/15/26(1)	100,000	103,000
		358,800
Oil, Gas and Consumable Fuels — 1.9%
EQT Corp., 1.75%, 5/1/26	100,000	159,380
Pioneer Natural Resources Co., 0.25%, 5/15/25	87,000	132,501
		291,881
Professional Services — 1.6%
FTI Consulting, Inc., 2.00%, 8/15/23	65,000	93,697
KBR, Inc., 2.50%, 11/1/23	100,000	165,950
		259,647
Semiconductors and Semiconductor Equipment — 3.9%
Enphase Energy, Inc., 0.00%, 3/1/26(1)(2)	100,000	91,600
Microchip Technology, Inc., 1.625%, 2/15/27	100,000	232,810
Micron Technology, Inc., 3.125%, 5/1/32	3,000	25,264
Teradyne, Inc., 1.25%, 12/15/23	62,000	259,586
		609,260
Software — 19.5%
Alarm.com Holdings, Inc., 0.00%, 1/15/26(1)(2)	77,000	70,455
Bentley Systems, Inc., 0.125%, 1/15/26(1)	100,000	113,400
Bill.com Holdings, Inc., 0.00%, 12/1/25(1)(2)	100,000	119,313
Blackline, Inc., 0.00%, 3/15/26(1)(2)	128,000	122,080
Cloudflare, Inc., 0.75%, 5/15/25(1)	81,000	182,908
Coupa Software, Inc., 0.375%, 6/15/26(1)	77,000	84,171

Datadog, Inc., 0.125%, 6/15/25(1)	109,000	134,342
DocuSign, Inc., 0.50%, 9/15/23	50,000	140,750
Envestnet, Inc., 1.75%, 6/1/23	38,000	45,576
FireEye, Inc., 0.875%, 6/1/24	100,000	119,063
Five9, Inc., 0.50%, 6/1/25(1)	110,000	159,087
HubSpot, Inc., 0.375%, 6/1/25(1)	120,000	224,700
J2 Global, Inc., 1.75%, 11/1/26(1)	225,000	273,667
Medallia, Inc., 0.125%, 9/15/25(1)	80,000	78,604
NortonLifeLock, Inc., 2.00%, 8/15/22(1)	120,000	167,760
Palo Alto Networks, Inc., 0.375%, 6/1/25(1)	293,000	393,792
RingCentral, Inc., 0.00%, 3/1/25(2)	131,000	137,796
Sailpoint Technologies Holdings, Inc., 0.125%, 9/15/24	61,000	106,415
Varonis Systems, Inc., 1.25%, 8/15/25	37,000	62,715
Workday, Inc., 0.25%, 10/1/22	46,000	73,485
Zendesk, Inc., 0.625%, 6/15/25(1)	109,000	153,483
Zscaler, Inc., 0.125%, 7/1/25(1)	82,000	118,777
		3,082,339
Specialty Retail — 3.6%
American Eagle Outfitters, Inc., 3.75%, 4/15/25	24,000	99,075
Burlington Stores, Inc., 2.25%, 4/15/25	100,000	160,000
Dick's Sporting Goods, Inc., 3.25%, 4/15/25	40,000	115,200
RH, 0.00%, 9/15/24(2)	63,000	191,358
		565,633
Textiles, Apparel and Luxury Goods — 0.4%
Under Armour, Inc., 1.50%, 6/1/24(1)	33,000	66,819
TOTAL CONVERTIBLE BONDS (Cost $11,550,070)		11,467,515
CONVERTIBLE PREFERRED STOCKS — 26.1%
Auto Components — 1.3%
Aptiv plc, 5.50%, 6/15/23	1,200	203,580
Banks — 1.7%
Bank of America Corp., 7.25%	85	119,935
Wells Fargo & Co., 7.50%	103	150,003
		269,938
Capital Markets — 1.9%
AMG Capital Trust II, 5.15%, 10/15/37	2,500	146,375
KKR & Co., Inc., 6.00%, 9/15/23	2,078	153,543
		299,918
Chemicals — 0.6%
International Flavors & Fragrances, Inc., 6.00%, 9/15/21	1,905	95,764
Diversified Financial Services — 0.4%
2020 Mandatory Exchangeable Trust, 6.50%, 5/16/23(1)	32	54,301
Electric Utilities — 4.1%
American Electric Power Co., Inc., 6.125%, 3/15/22	1,975	98,720
American Electric Power Co., Inc., 6.125%, 8/15/23	1,953	98,802
NextEra Energy, Inc., 6.22%, 9/1/23	6,012	292,965
Southern Co. (The), 6.75%, 8/1/22	3,080	160,345
		650,832
Electronic Equipment, Instruments and Components — 0.5%
II-VI, Inc., 6.00%, 7/1/23	254	72,167
Equity Real Estate Investment Trusts (REITs) — 0.9%
Lexington Realty Trust, 6.50%	1,000	60,550
QTS Realty Trust, Inc., 6.50%	605	86,400
		146,950

Food Products — 1.1%
Bunge Ltd., 4.875%	1,500	180,000
Health Care Equipment and Supplies — 4.7%
Becton Dickinson and Co., 6.00%, 6/1/23	4,300	234,716
Boston Scientific Corp., 5.50%, 6/1/23	1,063	121,820
Danaher Corp., 4.75%, 4/15/22	70	121,409
Danaher Corp., 5.00%, 4/15/23	185	263,699
		741,644
Life Sciences Tools and Services — 1.4%
Avantor, Inc., 6.25%, 5/15/22	2,200	219,670
Machinery — 2.6%
Colfax Corp., 5.75%, 1/15/22	441	79,580
Fortive Corp., 5.00%, 7/1/21	150	151,021
Stanley Black & Decker, Inc., 5.25%, 11/15/22	1,416	178,161
		408,762
Multi-Utilities — 1.4%
Dominion Energy, Inc., 7.25%, 6/1/22	707	70,389
DTE Energy Co., 6.25%, 11/1/22	2,798	143,146
		213,535
Semiconductors and Semiconductor Equipment — 3.5%
Broadcom, Inc., 8.00%, 9/30/22	368	552,736
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,982,834)		4,109,797
TEMPORARY CASH INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $158,322)	158,322	158,322
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $15,691,226)		15,735,634
OTHER ASSETS AND LIABILITIES — 0.2%		36,084
TOTAL NET ASSETS — 100.0%		$15,771,718

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $5,067,399, which represented 32.1% of total net assets. Of these securities, 0.7% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Convertible Bonds	—	11,467,515	—
Convertible Preferred Stocks	—	4,109,797	—
Temporary Cash Investments	158,322	—	—
	158,322	15,577,312	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.